SCHEDULE OF CONVERTIBLE NOTES OUTSTANDING (Details) - USD ($)	Feb. 12, 2021	Jan. 19, 2021	Jun. 30, 2021		Dec. 31, 2020
Total Convertible Notes Payable			$ 505,000
Less: Debt Discount			(176,902)
Convertible Notes Payable Current			328,098
GS Capital Partners, LLC [Member]
Total Convertible Notes Payable			105,000	[1]
GS Capital Partners, LLC [Member] | Convertible Promissory Notes [Member]
Less: Debt Discount		$ (10,000)
Debt Instrument, Maturity Date, Description		one-year
Platinum Point Capital, LLC [Member]
Total Convertible Notes Payable			$ 400,000	[2]
Platinum Point Capital, LLC [Member] | Convertible Promissory Notes [Member]
Debt Instrument, Maturity Date, Description	one-year

[1]	On January 19, 2021, the Company entered into a 12% Convertible Promissory Note with GS Capital Partners, LLC (the “GS Note”) in the amount of $125,000. The GS Note has a maturity of one-year and is to be repaid commencing on the fifth month anniversary and every month thereafter in the amount of $20,000. The conversion price of the GS Note is 66% of the lowest closing stock price over the previous 20 trading days. There are certain price protections for GS Capital Partners, LLC under the terms of the GS Note, which make the conversion option a derivative liability. The Company recorded an original issue discount in the amount of $10,000 and $5,000 was paid out of the proceeds for legal fees. In accordance with the terms of the GS Note, the Company issued 26,000 shares of common stock as a commitment fee and issued 170,000 shares of common stock that are returnable upon achievement of the terms of the GS Note.
[2]	On February 12, 2021, the Company entered into a 10% Convertible Promissory Note with Platinum Point Capital, LLC (the “Platinum Note”). The Platinum Note has a maturity of one-year. The conversion price of the Platinum Note is the greater of (a) $0.01 or (b) 70% of the lowest closing stock price over the previous 15 trading days. There are certain price protections for Platinum Point Capital, LLC under the terms of the Platinum Note, which make the conversion option a derivative liability. The Company granted 200,000 warrants that have a term of three-years and an exercise price of $2.00 per share with the Platinum Note. The warrants granted with the Platinum Note also contain certain price protections, that make the value of the warrants a derivative liability. The Company and Platinum Point Capital, LLC entered into an amendment to exclude the Mimo warrants granted on February 17, 2021 from the price protections. In accordance with the terms of the Platinum Note, the Company issued 60,000 shares as a commitment fee.